Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenue
Commercialization Revenue	$ 3,641	$ 1,444	$ 37,969
Milestone Revenue	13,334	500	3,500
Interest Revenue	366	468	1,079
Total Revenue	17,341	2,412	42,548
Clinical trial and research & development	(42,863)	(38,141)	(30,270)
Manufacturing production & development	(3,640)	(8,313)	(21,506)
Employee benefits
Salaries and employee benefits	(19,343)	(20,039)	(24,350)
Defined contribution superannuation expenses	(374)	(362)	(362)
Equity settled share-based payment transactions	(6,199)	(5,276)	(3,389)
Total Employee benefits	(25,916)	(25,677)	(28,101)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(909)	(1,578)	(1,625)
Intellectual property amortization	(1,741)	(1,479)	(567)
Total Depreciation and amortization of non-current assets	(2,650)	(3,057)	(2,192)
Other Management & administration expenses
Overheads & administration	(8,477)	(8,128)	(10,361)
Consultancy	(3,295)	(3,329)	(3,396)
Legal, patent and other professional fees	(3,436)	(4,452)	(3,888)
Intellectual property expenses (excluding the amount amortized above)	(3,065)	(2,889)	(2,562)
Total Other Management & administration expenses	(18,273)	(18,798)	(20,207)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	10,541	(130)	28,112
Total Fair value remeasurement of contingent consideration	10,541	(130)	28,112
Impairment of intangible assets
Impairment of in-process research and development acquired			(61,919)
Total Impairment of intangible assets			(61,919)
Other operating income and expenses
Research & development tax incentive	1,807	1,532	3,840
Foreign exchange gains/(losses)	161	(43)	(1,126)
Foreign withholding tax paid	(656)
Total Other operating income and expenses	1,312	1,489	2,714
Finance costs
Interest expense	(1,829)
Total Finance costs	(1,829)
Loss before income tax	$ (65,977)	$ (90,215)	$ (90,821)